Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2025 and 2024 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.25	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	24,818,487	—	24,818,487	(11,734,456)	13,084,031
Transfers from customers of other banks(*)	92,941,522	—	92,941,522	(90,629,214)	2,312,308
Consumption of foreign credit cards(*)	101,507,543	—	101,507,543	(30,728,781)	70,778,762
Total	219,267,552	—	219,267,552	(133,092,451)	86,175,101
Financial Liabilities
Derivate Instruments	13,148,707	—	13,148,707	(11,734,456)	1,414,251
Transfers from customers of other banks(**)	90,629,214	—	90,629,214	(90,629,214)	—
Consumption of foreign credit cards(**)	30,728,781	—	30,728,781	(30,728,781)	—
Total	134,506,702	—	134,506,702	(133,092,451)	1,414,251
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.24	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	7,405,426	—	7,405,426	(5,328,996)	2,076,430
Transfers from customers of other banks(*)	104,908,084	(9,930,882)	94,977,202	(39,803,419)	55,173,783
Consumption of foreign credit cards(*)	65,616,939	—	65,616,939	(22,050,095)	43,566,844
Total	177,930,449	(9,930,882)	167,999,567	(67,182,510)	100,817,057
Financial Liabilities
Derivate Instruments	6,237,507	—	6,237,507	(5,328,996)	908,511
Transfers from customers of other banks(**)	52,947,787	(9,930,882)	43,016,905	(39,803,419)	3,213,486
Consumption of foreign credit cards(**)	22,050,095	—	22,050,095	(22,050,095)	—
Total	81,235,389	(9,930,882)	71,304,507	(67,182,510)	4,121,997
(*) Included within Loans and Other Financing.
(**) Included within Other Non-financial Liabilities.